Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including insurance contracts	$ 783,323	$ 808,260
Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	521,638	537,335
Commingled Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	257,966	266,922
Insurance Company General Account Contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Contract value of insurance contracts	3,719	4,003
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	364,610	386,712
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Agriculture [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,230	6,859
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Capital Equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	549	2,288
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Chemicals/Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,402	5,388
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Consumer Goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,256	42,969
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Energy and Mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,395	19,051
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Finance/Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,849	21,298
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39,059	38,968
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,099	26,648
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,708	29,701
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Telecommunications/Internet/Media [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,653	19,047
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,312	11,283
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,159	5,882
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	111,468	110,726
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Government Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34,478	46,019
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		585
Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Futures Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(7)
Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	157,028	150,623
Level 2 - Significant Other Observable Inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,917	23,806
Level 2 - Significant Other Observable Inputs [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,007
Level 2 - Significant Other Observable Inputs [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	571
Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51,046	49,745
Level 2 - Significant Other Observable Inputs [Member] | Asset-Backed and Mortgage-Backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,243	27,874
Level 2 - Significant Other Observable Inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,478	23,980
Level 2 - Significant Other Observable Inputs [Member] | Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,042	6,365
Level 2 - Significant Other Observable Inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,940	4,358
Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,604	12,952
Level 2 - Significant Other Observable Inputs [Member] | State and Local Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	978	1,543
Level 2 - Significant Other Observable Inputs [Member] | Convertible Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	202
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	736,880	754,796	$ 719,944
Fair value of plan assets, including insurance contracts	739,684	763,108
Qualified Retirement Plan [Member] | Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	485,454	499,870
Qualified Retirement Plan [Member] | Commingled Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	250,511	259,235
Qualified Retirement Plan [Member] | Insurance Company General Account Contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Contract value of insurance contracts	3,719	4,003
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	333,310	354,197
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Agriculture [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,021	6,661
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Capital Equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	533	2,222
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Chemicals/Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,304	5,233
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Consumer Goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41,035	41,731
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Energy and Mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,066	18,502
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Finance/Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,957	20,685
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37,930	37,846
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,229	25,881
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,341	28,846
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Telecommunications/Internet/Media [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,883	18,498
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,043	10,958
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,010	5,713
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	87,483	86,159
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Government Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,482	44,694
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		568
Qualified Retirement Plan [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Futures Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(7)
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	152,144	145,673
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,995	23,120
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,949
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	554
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49,571	48,312
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Asset-Backed and Mortgage-Backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,542	27,071
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,857	23,289
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,896	6,182
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,826	4,232
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,808	11,968
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | State and Local Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	950	1,499
Qualified Retirement Plan [Member] | Level 2 - Significant Other Observable Inputs [Member] | Convertible Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	196
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43,584	44,892	$ 42,314
Fair value of plan assets, including insurance contracts	43,639	45,152
PBOP [Member] | Assets at Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36,184	37,465
PBOP [Member] | Commingled Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,455	7,687
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,300	32,515
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Agriculture [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	209	198
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Capital Equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	66
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Chemicals/Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	98	155
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Consumer Goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,221	1,238
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Energy and Mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	329	549
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Finance/Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	892	613
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,129	1,122
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	870	767
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	367	855
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Telecommunications/Internet/Media [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	770	549
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	269	325
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	149	169
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,985	24,567
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Government Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	996	1,325
PBOP [Member] | Level 1 - Quoted Prices in Active Markets for Identical Financial Assets [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		17
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,884	4,950
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	922	686
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Preferred Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Government Fixed Income and Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,475	1,433
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Asset-Backed and Mortgage-Backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	701	803
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	621	691
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	146	183
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	114	126
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Pooled Funds and Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	796	984
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | State and Local Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	$ 44
PBOP [Member] | Level 2 - Significant Other Observable Inputs [Member] | Convertible Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6